Leases-Lessor	12 Months Ended
Mar. 31, 2013
Leases-Lessor

(11) Leases—Lessor

Advantest provides leases that enable its customers to use semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Machinery and equipment	¥8,406	9,419
Less accumulated depreciation	4,841	5,840

	¥3,565	3,579

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2013 is as follows:

Year ending March 31	Yen (Millions)
2014	¥1,158
2015	198
2016	32
2017	8
2018	—
Thereafter	—

Total minimum lease income	¥1,396